Annual Total Returns- Vanguard Intermediate-Term Bond Index Fund (Investor) [BarChart] - Investor - Vanguard Intermediate-Term Bond Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.62%	6.91%	(3.54%)	6.85%	1.21%	2.75%	3.76%	(0.25%)	10.09%	9.71%